semiannual report
march 31, 2002


Thornburg New Mexico Intermediate Municipal Fund
All data as of 3/31/02

Fund Facts

Thornburg New Mexico Intermediate Municipal Fund
                               A Shares   D Shares
SEC Yield ...............        3.20%     2.96%
Taxable Equivalent Yields        5.74%     5.31%
NAV .....................   $   12.95 $   12.96
Max. Offering Price .....   $   13.21 $   12.96

Total returns (Annual Average - After Subtracting Maximum Sales Charge)

One Year           1.30%       3.11%
Five Year          4.12%        N/A
Ten Year           5.20%        N/A
Since Inception    5.47%       3.72%
Inception Date  (6/18/1991)  (6/1/1999)

The taxable equivalent yield assumes a 39.6% marginal federal tax rate and an 8.50% marginal New Mexico rate. The investment return and principal value of an investment in the fund will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.
Maximum sales charge of the Fund's Class A Shares is 2.00%. The Fund's Class C Shares were converted to Class A Shares on January 31, 1996. The date quoted represent past performance and may not be construed as a guarantee of future results.

Letter to shareholders

March 31, 2002

Dear Fellow Shareholder:

I am pleased to present the Semiannual Report for the Thornburg New Mexico Intermediate Municipal Fund. The net asset value of the A shares decreased by 21 cents to $12.95 during the six month period ending March 31, 2002. If you were with us for the entire period, you received dividends of 27.40 cents per share. If you reinvested dividends, you received 27.70 cents per share. Investors who owned D shares received dividends of 25.62 and 25.83 cents per share respectively.

Interest rates on intermediate-term municipal bonds have risen substantially over the last six months. This has happened despite the fact that the Federal Reserve has not raised short-term interest rates. The bond market has anticipated continued economic growth and a higher Fed Funds Rate before the end of the year. For example, the interest rate on a seven-year AAA rated municipal bond rose from 3.67% to 4.27% from the end of September to the end of March. Since rising interest rates cause bond prices to fall, the seven-year bond that was worth 100% of par value at the end of September would be worth 96.63% of par as of the end of March (a 3.4% loss).

The price of the Fund is down 1.6% over the last six months, and less than 1.0% over the last year. This is consistent with our goal of having somewhat lower price volatility than comparable maturity bonds like the one mentioned above. Meanwhile the Fund has paid a steady monthly dividend while short-term interest rates have plummeted. As of mid April, the average taxable money market fund is yielding 1.39%. If you are an investor in the 36% federal tax bracket, that leaves you with only 0.89% after taxes! To see how your fund has performed relative to the money market fund averages, turn to the back of this report.

Your Thornburg New Mexico Intermediate Municipal Fund is a laddered portfolio of over 180 municipal obligations from all over New Mexico. Today, your fund's weighted average maturity is 7.1 years. We always keep it below 10 years. We "ladder" the maturity dates of the bonds in your portfolio so that some of the bonds are scheduled to mature during each of the coming years. Laddering intermediate bonds accomplishes two goals. First, the diverse bond maturities contained in a ladder defuse interest-rate risk and dampen the fund's price volatility. Second, laddering gives the fund a steady cash flow stream from maturing bonds to reinvest toward the top of the ladder where yields are typically higher. The chart to the left describes the percentages of your fund's bond portfolio maturing in each of the coming years.

            % of portfolio              Cumulative %
            maturing within          maturing by end of

                2 years = 21% ......     2 years = 21%
           2 to 4 years = 12% ...   2 to 4 years = 33%
           4 to 6 years = 11% ...   4 to 6 years = 44%
           6 to 8 years = 11% ...   6 to 8 years = 55%
          8 to 10 years = 15%      8 to 10 years = 70%
          10 to 12 years = 8% ... 10 to 12 years = 78%
          12 to 14 years = 6% ... 12 to 14 years = 83%
          14 to 16 years = 8% ... 14 to 16 years = 91%
          16 to 18 years = 1% ... 16 to 18 years = 93%
          18 to 20 years = 2% ... 18 to 20 years = 94%

Percentages can and do vary. Data as of 3/31/02.

While most municipal bonds continue to be well insulated from the widespread erosion of credit quality that has hit corporate bonds, there are areas of weakness. Slowing economic growth has negatively impacted tax revenue for many issuers. Since there is a significant lag between economic activity and tax revenues, we expect last year's weak economy to show up in this year's tax receipts. New Mexico state tax revenues have been revised downward twice recently to reflect a decline of 2% from 2001 levels. Meanwhile expenditures are still forecasted to grow 7%, driven primarily by education and health and human services spending. While something must be done to arrest these trends, the state does have some financial flexibility due to a $267 million operating reserve and a relatively light debt load. We continue to position the portfolio with higher than average credit quality. Currently 92% of the bonds are rated A or better by one of the major rating agencies, and 50% are rated AAA.

Municipal bond issuance was up 10% in the first quarter of 2002 over year ago levels (which were up 43% over 2000 levels). The large supply was absorbed relatively easily until March, when demand was weak for bonds from individuals and mutual funds. As interest rates rose in March, we became more active, reinvesting principal and interest payments which had built up as cash in the portfolios. While the municipal bond market has recovered somewhat in April, we believe that heavy supply in May and June will keep the market fairly attractive to buyers.

Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity municipal bonds has allowed your fund to perform consistently well in varying interest rate environments. Your fund has earned Morningstar's 4-star overall rating* for risk adjusted performance.

Thank you for investing in Thornburg New Mexico Intermediate Municipal Fund.

Sincerely,



George T. Strickland
Portfolio Manager

Past performance is no guarantee of future results.
*Morningstar proprietary ratings on US-domiciled funds reflect historical risk-adjusted performance as of March 31, 2002. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from the fund's three, five, and ten-year (if applicable) annual returns in excess of 90-day US Treasury bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day US T-bill returns. The Overall Morningstar Rating(TM) is a weighted average of the fund's three, five and, ten-year (if applicable) risk-adjusted performance. The New Mexico Fund received four stars for the three, five and ten-year periods ended 3/31/02. The top 10% of the funds in a broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the last 10% receive 1 star. The Fund was rated exclusively against US-domiciled funds. The Fund was rated among 1,658, 1,507 and 505 municipal funds for the three, five and ten-year periods, respectively, ended 3/31/02.
"A" rating - An obligation somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. Obligor's capacity to meet its financial commitment on the obligation is still strong. "AA" rating - An obligation that differs from the highest-rated obligations only in small degree. Obligor's capacity to meet its financial commitment on the obligation is very strong. "AAA" rating - An obligation that has the highest rating assigned by Standard & Poor's. Obligor's capacity to meet its financial commitment on the obligation is extremely strong.

Statement of assets and liabilities

Thornburg New Mexico Intermediate Municipal Fund

March 31, 2002
(unaudited)

ASSETS
Investments at value (cost $175,410,949) ..................         $178,548,192
Receivable for fund shares sold ...........................               57,501
Interest receivable .......................................            2,204,060
Prepaid expenses and other assets .........................                2,011
         Total Assets .....................................          180,811,764

LIABILITIES
Funds advanced by custodian ...............................               77,207
Payable for securities purchased ..........................            3,756,773
Payable for fund shares redeemed ..........................               79,133
Accounts payable and accrued expenses .....................              174,991
Payable to investment adviser (Note 3) ....................               92,945
Dividends payable .........................................              237,205
         Total Liabilities ................................            4,418,254

NET ASSETS ................................................         $176,393,510

NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share ($171,339,998 applicable to 13,230,366 shares of beneficial interest
outstanding - Note 4)                                            $        12.95

Maximum sales charge, 2.00% of offering
price (2.04% of net asset value per share)                                 0.26

Maximum Offering Price Per Share                                  $       13.21

Class D Shares:
Net asset value, offering and redemption price per share
($5,053,512 applicable to 390,063 shares of beneficial interest
outstanding - Note 4)                                            $        12.96


See notes to financial statements.

Statement of operations

Thornburg New Mexico Intermediate Municipal Fund

Six Months Ended March 31, 2002
(unaudited)

INVESTMENT INCOME:
Interest income (net of premium amortized of $245,375)        $        4,296,510

EXPENSES:
Investment advisory fees (Note 3) ............................           414,710
Administration fees (Note 3)
         Class A Shares ......................................           101,596
         Class D Shares ......................................             2,082
Distribution and service fees (Note 3)
         Class A Shares ......................................           199,128
         Class D Shares ......................................            16,714
Transfer agent fees
         Class A Shares ......................................            31,952
         Class D Shares ......................................             7,140
Registration and filing fees
         Class A Shares ......................................               262
         Class D Shares ......................................               262
Custodian fees ...............................................            27,260
Professional fees ............................................             9,910
Accounting fees ..............................................             5,705
Trustee fees .................................................             1,644
Other expenses ...............................................            12,887

                  Total Expenses .............................           831,252
Less:
         Expenses reimbursed by investment adviser (Note 3)              (6,260)
         Distribution fees waived (Note 3)                               (8,388)

                  Net Expenses                                           816,604

                  Net Investment Income                                3,479,906

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (Note 5)
Net realized loss on investments .....................                  (21,448)
Decrease in unrealized appreciation of investments ...               (2,771,388)

                  Net Realized and Unrealized
                  Loss on Investments ................               (2,792,836)

                  Net Increase in Net Assets Resulting
                  From Operations ....................              $   687,070
See notes to financial statements.

Statements of changes in net assets

Thornburg New Mexico Intermediate Municipal Fund

(unaudited)

Six Months Ended
March 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income ........................   $ 3,479,906    $ 6,949,109
Net realized gain (loss) on investments   ....       (21,448)       232,449
Increase (decrease) in unrealized
appreciation of investments                       (2,771,388)     3,405,410

Net Increase in Net Assets Resulting
from Operations                                      687,070     10,586,968

DIVIDENDS TO SHAREHOLDERS:
From net investment income
         Class A Shares                          (3,415,471)    (6,850,200)
         Class D Shares                             (64,435)       (98,909)

FUND SHARE TRANSACTIONS (Note 4):
         Class A Shares                           15,415,586     7,782,680
         Class D Shares                            2,295,098       625,089

         Net Increase in Net Assets               14,917,848    12,045,628

NET ASSETS:
   Beginning of period                           161,475,662   149,430,034

         End of period                  $        176,393,510  $161,475,662


See notes to financial statements.

Notes to financial statements

Thornburg New Mexico Intermediate Municipal Fund

March 31, 2002

Note 1 - Organization

Thornburg New Mexico Intermediate Municipal Fund (the "Fund"), is a non-diversified series of Thornburg Investment Trust (the "Trust"). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing eight classes of shares of beneficial interest in addition to those of the Fund: Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund, Thornburg International Value Fund and Thornburg Core Growth Fund. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it. The Fund's investment objective is to obtain as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital.

The Fund currently offers two classes of shares of beneficial interest, Class A and Class D shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class D shares are sold at net asset value without a sales charge at the time of purchase, or redemption and bear both a service fee and a distribution fee, and (iii) the respective classes have different reinvestment privileges. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to service and distribution fees, administration fees and certain registration and transfer agent expenses.

Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:

Valuation of Investments: In determining net asset value, the Fund utilizes an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 pm EST or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore no provision for Federal income tax is required. Dividends paid by the Fund for the six months ended March 31, 2002 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes. Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carryfowards are used, capital gain distributions may be reduced to the extent provided by regulations.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining the Fund's net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed at least annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of shares outstanding (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current share activity of the respective class). Expenses common to all Funds are allocated among the Funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods.

Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3 - Investment Advisory Fee and Other Transactions With Affiliates

Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the six months ended March 31, 2002, these fees were payable at annual rates ranging from 1/2 of 1% to 11/40 of 1% of the average daily net assets of the Fund. The Fund also has an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the six months ended March 31, 2002, the Adviser voluntarily reimbursed certain class specific expenses of $6,260 for Class D shares.

The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of Fund shares. For the six months ended March 31, 2002, the Distributor has advised the Fund that it earned net commissions aggregating $2,036 from the sale of Class A shares.

Pursuant to a Service Plan, under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser an amount not to exceed .25 of 1% per annum of the average net assets attributable to each class of shares of the Fund for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own resources additional expenses for distribution of the Fund's shares.

The Fund has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Fund's Class D shares under which the Fund compensates the Distributor for services in promoting the sale of Class D shares of the Fund at an annual rate of up to .75% of the average daily net assets attributable to Class D shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution Plans for the six months ended March 31, 2002, are set forth in the statement of operations. Distribution fees in the amount of $8,388 were waived for Class D shares.

Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

Notes to financial statements . . . continued

Thornburg New Mexico Intermediate Municipal Fund

Note  4 - Shares of Beneficial Interest
At March 31, 2002, there were an unlimited number of shares of beneficial interest authorized, and capital paid-in aggregated $174,933,221. Transactions in shares of beneficial interest were as follows:





                            Six Months Ended                  Year Ended
                             March 31, 2002                September 30, 2001
                         Shares        Amount            Shares        Amount

Class A Shares

Shares sold ....... ...2,161,773    $ 28,377,580       2,371,289    $ 30,937,381
Shares issued to
shareholders in
reinvestment of
dividends ..             150,680       1,969,243         287,840       3,749,463
Shares repurchased   (1,141,746)    (14,931,237)     (2,063,230)    (26,904,164)

Net Increase           1,170,707  $   15,415,586         595,899 $     7,782,680

Class D Shares

Shares sold              246,562  $   3,229,680           73,603 $       963,669
Shares issued to
shareholders in
reinvestment of
dividends                  4,099         53,586            6,077         79,233
Shares repurchased       (75,616)      (988,168)         (32,010)      (417,813)

Net Increase             175,045  $   2,295,098           47,670  $     625,089

Note 5 - Securities Transactions

For the six months ended March 31, 2002, the Fund had purchase and sale transactions (excluding short-term securities) of $29,622,761 and $19,483,242, respectively.

The cost of investments for Federal income tax purposes is $175,410,949.

At March 31, 2002, net unrealized appreciation of investments was $3,137,243, based on cost for Federal income tax purposes resulting from $3,686,235 gross unrealized appreciation and $548,992 gross unrealized depreciation.

Accumulated net realized losses from securities transactions included in net assets at March 31, 2002 aggregated $1,676,959.

At September 30, 2001, the Fund had tax basis capital losses. Which may be carried over to offset future capital gains. Such losses expire as follows:

         Capital loss carryovers expiring in:

                  2003     $        127,000
                  2004              555,000
                  2006              7,000
                  2007              34,000
                  2008              595,000
                  2009              320,000
                           $        1,638,000

Financial highlights

Thornburg New Mexico Intermediate Municipal Fund

                                    Six Months Ended
                                         March 31,               Year Ended September 30,
                                           2002      2001    2000       1999      1998      1997

Class A Shares:
Per Share Operating Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period  $   13.16 $   12.85  $ 12.92 $   13.45  $   13.28   $ 13.09
Income from investment operations:
Net investment income .......              0.27      0.59     0.62      0.61       0.62      0.64
Net realized and unrealized
gain (loss) on investments                (0.21)     0.31    (0.07)    (0.53)      0.17      0.19

Total from investment operations           0.06      0.90     0.55      0.08       0.79      0.83

Less dividends from:
Net investment income .                   (0.27)    (0.59)   (0.62)    (0.61)     (0.62)    (0.64)

Change in net asset value                 (0.21)     0.31    (0.07)    (0.53)      0.17      0.19

Net asset value,
end of period                         $   12.95   $ 13.16   $ 12.85   $ 12.92   $ 13.45   $ 13.28

Total return (a)                           0.49%     7.12%    4.36%      0.55%     6.08%     6.51%

Ratios/Supplemental Data Ratios to average net assets:
Net investment income .............       4.20%(b)   4.49%    4.81%     4.57%      4.64%    4.88%
Expenses, after expense reductions        0.98%(b)   1.01%    0.99%     0.99%      1.00%    1.00%
Expenses, before expense reductions       0.98%(b)   1.01%    1.03%     1.01%      1.02%    1.05%

Portfolio turnover rate ...........      12.11%     18.77%   30.23%    15.93%     13.74%   10.06%
Net assets
at end of period (000)           $     171,340    $158,645 $ 147,279 $ 155,540 $ 153,118 $ 145,850

(a)  Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b)  Annualized.

Financial highlights

Thornburg New Mexico Intermediate Municipal Fund

                                    Six Months Ended
                                         March 31,      Year Ended September 30,
                                           2002       2001     2000     1999 (a)

Class D Shares:
Per Share Operating Performance
(for a share outstanding throughout the period)

Net asset value, beginning of period   $   13.16 $   12.85$   12.93 $   13.20

Income from investment operations:
Net investment income ..............        0.25      0.55     0.58      0.19
Net realized and unrealized
gain (loss) in investments .........       (0.20)     0.31    (0.08)    (0.27)

Total from investment operations ...        0.05      0.86     0.50     (0.08)

Less dividends from:
         Net investment income             (0.25)    (0.55)   (0.58)    (0.19)

Change in net asset value ....             (0.20)     0.31    (0.08)    (0.27)

Net asset value, end of period         $   12.96  $  13.16  $ 12.85  $  12.93

Total return (b) .............             0.43%     6.84%    4.00%    (0.61)%

Ratios/Supplemental Data Ratios to average net assets:
Net investment income .............       3.87%(c)   4.23%    4.55%      4.20%
(c)
Expenses, after expense reductions        1.25%(c)   1.27%    1.25%     1.27%(c)
Expenses, before expense reductions       2.13%(c)   2.40%    2.73%     3.70%(c)

Portfolio turnover rate ...........      12.11%     18.77%   30.23%     15.93%
Net assets
at end of period (000)          $        5,054     $2,831 $  2,151  $    1,122


(a) Sales of Class D shares commenced on June 1, 1999.
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(c) Annualized

Index Comparisons


Schedule of Investments
Thornburg New Mexico Intermediate Municipal Fund
CUSIPS: CLASS A - 885-215-301, CLASS D - 885-215-624
NASDAQ SYMBOLS: CLASS A - THNMX, CLASS D - THNDX (PROPOSED)

3,000,000               Alamogordo Hospital Revenue, 5.30% due 1/1/2013 (Insured: Asset Guaranty)      NR/AA         $3,018,960
608,000                 Albuquerque Collateralized Mortgage Municipal Class B-2, 0% due 5/15/2011      Aaa/AAA       314,117
                        (Insured: FGIC)
50,000                  Albuquerque Gross Receipt Tax Revenue, 6.20% due 7/1/2005                      A1/AA         51,522
525,000                 Albuquerque Gross Receipts Prerefunded Adjustment Adjusted Series B, 0% due    Aaa/AAA       522,233
                        7/1/2002  (ETM)*
625,000                 Albuquerque Gross Receipts Prerefunded Adjustment Adjusted Series B, 0% due    Aaa/AAA       605,388
                        7/1/2003  (ETM)*
840,000                 Albuquerque Gross Receipts Prerefunded Adjustment Adjusted Series B, 0% due    Aaa/AAA       746,609
                        7/1/2005  (ETM)*
820,000                 Albuquerque Gross Receipts Prerefunded Adjustment Adjusted Series B, 0% due    Aaa/AAA       507,760
                        7/1/2012  (ETM)*
755,000                 Albuquerque Gross Receipts Unrefunded Balance Adjustment Adjusted Series B,    Aaa/AAA       750,923
                        0% due 7/1/2002 (Insured: FSA)
895,000                 Albuquerque Gross Receipts Unrefunded Balance Adjustment Adjusted Series B,    Aaa/AAA       866,459
                        0% due 7/1/2003 (Insured: FSA)
1,195,000               Albuquerque Gross Receipts Unrefunded Balance Adjustment Adjusted Series B,    Aaa/AAA       1,059,762
                        0% due 7/1/2005 (Insured: FSA)
1,180,000               Albuquerque Gross Receipts Unrefunded Balance Adjustment Adjusted Series B,    Aaa/AAA       708,153
                        0% due 7/1/2012 (Insured: FSA)
2,500,000               Albuquerque Hospital Revenue Series A, 6.10% due 8/1/2002 (Insured: MBIA)      Aaa/AAA       2,534,325
4,760,000               Albuquerque Hospital Revenue Series A, 6.375% due 8/1/2007 (Insured: MBIA)     Aaa/AAA       4,921,745
1,650,000               Albuquerque Industrial Development Revenue, 5.80% due 6/1/2007 (Universal      A1/NR         1,684,633
                        Printing & Publishing Project;  LOC: Wells Fargo)
1,600,000               Albuquerque Joint Water & Sewage Revenue Series A, 0% due 7/1/2008 (Insured:   Aaa/AAA       1,206,624
                        FGIC)
1,685,000               Albuquerque Joint Water & Sewage System Refunding Series A, 4.50% due          Aa3/AA        1,736,005
                        7/1/2004
760,000                 Albuquerque Municipal School District Number 012, 5.10% due 8/1/2014           Aa2/AA        772,707
1,175,000               Albuquerque Municipal School District Number 012 Refunding, 5.00% due          Aa2/AA        1,178,901
                        8/1/2015
415,000                 Albuquerque Refuse Removal And Disposal Revenue Refunding Series B, 5.00%      Aaa/AAA       429,442
                        due 7/1/2010 (Insured: FSA)
1,000,000               Albuquerque Refuse Removal And Disposal Revenue Refunding Series B, 5.00%      Aaa/AAA       1,031,330
                        due 7/1/2011 (Insured: FSA)
305,000                 Albuquerque Revenue Refunding Bonds Series 1993, 5.10% due 6/1/2002            Aaa/AAA       306,699
                        (Evangelical Lutheran Good Samaritan Society  Project; Insured: FSA)
170,000                 Albuquerque Revenue Refunding Bonds Series 1993, 5.20% due 6/1/2003            Aaa/AAA       175,419
                        (Evangelical Lutheran Good Samaritan Society  Project; Insured: FSA)
510,000                 Albuquerque Special Assessment District Series A, 6.45% due 1/1/2015           NR/BBB        510,979
                        (Cottonwood Mall Project;  LOC: Sumitomo Bank)
600,000                 Albuquerque Water & Sewer Revenue, 6.25% due 7/1/2008 pre-refunded 7/1/02 @    Aa3/AA        618,786
                        102
585,000                 Belen Gasoline Tax Revenue Refunding & Improvement, 5.40% due 1/1/2011         NR/NR         588,276
400,000                 Bernalillo County General Obligation, 7.00% due 2/1/2006                       Aa1/AA+       445,324
410,000                 Bernalillo County General Obligation, 7.00% due 2/1/2007                       Aa1/AA+       461,705
495,000                 Bernalillo County Gross Receipts Tax Revenue, 5.50% due 10/1/2011              Aa3/AA        523,656
2,000,000               Bernalillo County Gross Receipts Tax Revenue, 5.75% due 10/1/2015              Aa3/AA        2,114,720
2,300,000               Bernalillo County Multi Family Housing Revenue Series 1988, 5.80% due          NR/AA         2,329,049
                        11/1/2025 put 11/1/06 (Sunchase Apartments Project;  Insured: AXA
                        Reinsurance Co.)
4,500,000               Bernalillo County Multi Family Housing Revenue Series 1994-A, 6.50% due        NR/AA         4,551,255
                        10/1/2019 put 10/1/05 (Village Apartments Project;  Insured: AXA Reinsurance
                        Co.)
495,000                 Cibola County Gross Receipts Tax Revenue, 5.875% due 11/1/2008 (Insured:       Aaa/AAA       539,609
                        AMBAC)
555,000                 Cibola County Gross Receipts Tax Revenue, 6.00% due 11/1/2010 (Insured:        Aaa/AAA       612,093
                        AMBAC)
1,000,000               Dona Ana County Gross Receipts Tax, 6.00% due 6/1/2014 pre-refunded 6/1/03 @   NR/AA         1,060,910
                        102 (Insured: Asset Guaranty)
1,500,000               Dona Ana County Gross Receipts Tax Refunding and Improvement Series 1993,      NR/AA         1,589,205
                        5.875% due 6/1/2009 pre-refunded 6/1/03 @ 102 (Insured: Asset Guaranty)
500,000                 Eastern New Mexico University Revenues Refunding & Improvement, 4.95% due      Aaa/AAA       500,395
                        4/1/2006 (Insured: AMBAC)
300,000                 Eddy County New Mexico Pollution Control, 1.60% due 2/1/2003 put 4/3/2002      NR/A1+        300,000
                        put 9/1/98 (weekly demand note) (weekly demand note)
470,000                 Espanola Gross Receipts Tax Refunding & Improvement, 5.80% due 3/1/2007        Aaa/AAA       471,387
                        (Insured: AMBAC)
1,000,000               Farmington Municipal School District 5 Refunding, 5.00% due 9/1/2011           Aaa/NR        1,025,350
                        (Insured: FSA)
1,000,000               Farmington Municipal School District Number 005, 5.00% due 9/1/2002            A1/NR         1,002,420
11,700,000              Farmington Pollution Control Revenue, 1.40% due 5/1/2024 put 4/1/02 (LOC:      P1/A1+        11,700,000
                        Bank of America) (daily demand notes)
3,200,000               Farmington Pollution Control Revenue, 1.40% due 9/1/2024 put 4/1/02 (LOC:      P1/A1+        3,200,000
                        Barclays Bank) (daily demand note)
775,000                 Gallup Pollution Control Revenue Refunding, 6.20% due 8/15/2003 (Plains        Aaa/AAA       801,428
                        Electric Generation Project;  Insured: MBIA)
2,770,000               Gallup Pollution Control Revenue Refunding, 6.65% due 8/15/2017 (Plains        Aaa/AAA       2,859,526
                        Electric Generation Project;  Insured MBIA)
1,500,000               Gallup Pollution Control Revenue Refunding Series 1992, 6.45% due 8/15/2006    Aaa/AAA       1,552,560
                        (Insured: MBIA)
1,385,000               Grant County  Hospital Facility Revenue, 5.50% due 8/1/2010 (Gila Regional     NR/AA         1,453,821
                        Medical Center Project;  Insured: Asset Guaranty)
1,310,000               Grant County Hospital Facility Revenue, 5.50% due 8/1/2009 (Gila Regional      NR/AA         1,376,836
                        Medical Center Project;  Insured: Asset Guaranty)
315,000                 Hidalgo County Municipal School District of Lordsburg, 6.875% due 7/1/2002     NR/NR         318,345
1,500,000               Las Cruces Gross Receipts Refunding Revenue Series 1992, 6.25% due 12/1/2005   A3/A          1,553,610
420,000                 Las Cruces Joint Utility Refunding and Improvement Revenue, 6.50% due          A1/NR         433,175
                        7/1/2007 (ETM)*
780,000                 Las Cruces Joint Utility Refunding and Improvement Revenue, 6.50% due          A1/NR         804,859
                        7/1/2007 pre-refunded 7/1/02 @ 102
1,000,000               Las Cruces School District 002, 5.50% due 8/1/2010                             Aa3/NR        1,067,670
2,650,000               Lordsburg Pollution Control Revenue, 6.50% due 4/1/2013 (Phelps Dodge          Baa3/BBB-     2,581,073
                        Project)
1,300,000               Los Alamos County Incorporated Utility Series A, 5.80% due 7/1/2006            Aaa/AAA       1,376,934
                        (Insured: FSA)
3,445,000               Los Alamos County Utility System Revenue Refunding Series A, 6.00% due         Aaa/AAA       3,715,915
                        7/1/2008 (Insured: FSA)
350,000                 Milan General Obligation Sanitary Sewer Series 1994, 7.00% due 9/1/2013        NR/NR         376,037
465,000                 New Mexico Educational Assistance Foundation Revenue, 5.50% due 11/1/2003      NR/NR         480,275
545,000                 New Mexico Educational Assistance Foundation Revenue, 6.45% due 12/1/2004      Aaa/NR        560,522
250,000                 New Mexico Educational Assistance Foundation Revenue, 6.85% due 12/1/2005      A2/NR         257,885
1,370,000               New Mexico Educational Assistance Foundation Revenue, 6.65% due 3/1/2007       Aaa/NR        1,438,609
2,000,000               New Mexico Educational Assistance Foundation Series A 3, 4.95% due 3/1/2009    Aaa/NR        2,023,300
10,000                  New Mexico Educational Assistance Foundation Student Loan Revenue, 5.40% due   Aa/NR         10,433
                        8/1/2004
1,530,000               New Mexico Educational Assistance Student Loan, 6.70% due 4/1/2002 (Insured:   Aaa/AAA       1,530,520
                        AMBAC)
1,500,000               New Mexico Educational Assistance Student Loan, 6.50% due 3/1/2004             Aaa/NR        1,515,600
595,000                 New Mexico Educational Assistance Student Loan Series 2-B, 5.75% due           NR/NR         613,612
                        12/1/2008
2,000,000               New Mexico Finance Authority Revenue Court Facilities Fee Revenue Series A,    Aaa/AAA       2,043,320
                        5.50% due 6/15/2020 (Insured: MBIA)
1,010,000               New Mexico Finance Authority Revenue Series C, 5.15% due 6/1/2012 (Insured:    Aaa/AAA       1,041,067
                        MBIA)
320,000                 New Mexico Finance Authority Revenue Series C, 5.25% due 6/1/2013 (Insured:    Aaa/AAA       329,728
                        MBIA)
320,000                 New Mexico Finance Authority Revenue Series C, 5.35% due 6/1/2014 (Insured:    Aaa/AAA       329,770
                        MBIA)
355,000                 New Mexico Finance Authority Revenue Series C, 5.45% due 6/1/2015 (Insured:    Aaa/AAA       366,232
                        MBIA)
1,725,000               New Mexico Finance Authority Revenue State Office Building Tax Series A,       Aa1/AAA       1,773,455
                        5.00% due 6/1/2012
1,325,000               New Mexico Finance Authority Revenue State Office Building Tax Series A,       Aa1/AAA       1,351,884
                        5.00% due 6/1/2013
1,875,000               New Mexico Finance Authority Revenue State Office Building Tax Series A,       Aa1/AAA       1,896,882
                        5.00% due 6/1/2014
2,000,000               New Mexico Highway Commission Revenue Senior Subordinated Lien Tax Series A,   Aa2/AA+       2,104,620
                        5.50% due 6/15/2013
2,000,000               New Mexico Highway Commission Revenue Senior Subordinated Lien Tax Series A,   Aa2/AA+       2,090,980
                        5.50% due 6/15/2014
4,355,000               New Mexico Highway Commission Tax Revenue, 5.125% due 6/15/2010                Aa2/AA+       4,522,363
500,000                 New Mexico Highway Commission Tax Revenue Senior Subordinated Lien Series A,   Aa2/AA+       520,110
                        5.00% due 6/15/2010
5,000,000               New Mexico Highway Commission Tax Senior Subordinated Lien, 6.00% due          Aa2/AA+       5,450,800
                        6/15/2011
780,000                 New Mexico Hospital Equipment Loan, 5.60% due 6/1/2002 (Memorial Medical       Baa3/NR       781,178
                        Center Project)
1,140,000               New Mexico Hospital Equipment Loan, 5.20% due 12/1/2010 (Catholic Health       Aa3/AA-       1,157,202
                        Initiatives Project)
1,000,000               New Mexico Hospital Equipment Loan, 5.375% due 6/1/2018 (Memorial Medical      Baa3/NR       843,180
                        Center Project)
3,205,000               New Mexico Hospital Equipment Loan Series A, 5.75% due 8/1/2016                A1/A          3,259,709
                        (Presbyterian Healthcare  Project)
925,000                 New Mexico MFA Forward Mortgage  Series C, 6.50% due 7/1/2025                  NR/AAA        982,960
                        (Collateralized: FNMA/GNMA)
775,000                 New Mexico MFA General, 5.80% due 9/1/2019                                     NR/A+         791,632
340,000                 New Mexico MFA SFMR, 5.70% due 9/1/2014 (Collateralized: FNMA/GNMA)            NR/AAA        347,279
960,000                 New Mexico MFA SFMR, 5.75% due 3/1/2017 (Collateralized: FNMA/GNMA)            NR/AAA        982,637
1,285,000               New Mexico MFA SFMR, 0% due 9/1/2019                                           NR/AAA        814,677
1,620,000               New Mexico MFA SFMR Series  C 2, 6.05% due 9/1/2021 (Collateralized:           NR/AAA        1,663,351
                        FNMA/GNMA)
585,000                 New Mexico MFA SFMR Series 1992 A-1, 6.90% due 7/1/2008 (Collateralized:       NR/AAA        619,146
                        FNMA/GNMA)
510,000                 New Mexico MFA SFMR Series A-3, 6.15% due 9/1/2017 (Collateralized:            NR/AAA        537,744
                        FNMA/GNMA)
125,000                 New Mexico MFA SFMR Series B-2, 5.80% due 1/1/2009 (Collateralized:            NR/AAA        126,701
                        FNMA/GNMA)
965,000                 New Mexico MFA SFMR Series B3, 5.80% due 9/1/2016 (Collateralized:             NR/AAA        998,196
                        FNMA/GNMA)
2,420,000               New Mexico MFA SFMR Series D 2, 5.875% due 9/1/2021 (Collateralized:           NR/AAA        2,448,120
                        FNMA/GNMA)
170,000                 New Mexico MFA SFMR Series H, 5.45% due 1/1/2006 (Collateralized: FNMA/GNMA)   NR/AAA        176,610
175,000                 New Mexico MFA SFMR Series H, 5.45% due 7/1/2006 (Collateralized: FNMA/GNMA)   NR/AAA        182,287
100,000                 New Mexico MFA SFMR Series PG-B-2, 5.80% due 7/1/2009 (Collateralized:         NR/AAA        101,419
                        FNMA/GNMA)
965,000                 New Mexico MFA Single Family Series E 2, 5.875% due 9/1/2020                   NR/AAA        990,679
1,000,000               New Mexico Mortgage Finance Multifamily Refunding  Series B, 5.00% due         Aaa/NR        1,003,600
                        7/1/2031 (Sombra Delaware Oso Apartments Project;  Collateralized: FNMA)
1,910,000               New Mexico Mortgage Finance Multifamily Refunding Series C, 5.00% due          Aaa/NR        1,916,876
                        7/1/2031 (Riverwalk Apartments Project;  Collateralized: FNMA)
2,785,000               New Mexico Mortgage Finance Multifamily Refunding Series D, 5.00% due          Aaa/NR        2,795,026
                        7/1/2031 (Tierra Pointe I Apartments Project;  Collateralized: FNMA)
5,000,000               New Mexico Supplemental Severance Series A, 5.00% due 7/1/2008                 Aa3/A+        5,165,200
750,000                 Puerto Rico Public Improvement General Obligation, 6.60% due 7/1/2004          NR/AAA        770,558
                        pre-refunded 7/1/02 @ 101.5
500,000                 Rio Rancho Water and Wastewater System, 8.00% due 5/15/2002 (Insured: FSA)     Aaa/AAA       503,890
1,000,000               Rio Rancho Water and Wastewater System, 6.50% due 5/15/2006 (Insured: FSA)     Aaa/AAA       1,100,090
500,000                 San Juan County Gross Receipts, 5.30% due 9/15/2009                            A1/NR         525,525
1,000,000               San Juan County Gross Receipts Gas Tax Refunding Revenue Series B, 7.00% due   A1/NR         1,100,710
                        9/15/2009 pre-refunded 9/15/04 @ 101
1,180,000               San Juan County Gross Receipts Tax Revenue Senior Series B, 5.50% due          Aaa/AAA       1,223,695
                        9/15/2016 (Insured: AMBAC)
1,000,000               San Juan County Gross Receipts Tax Revenue Subordinated Series A, 5.75% due    Aaa/AAA       1,045,580
                        9/15/2021 (Insured: AMBAC)
115,000                 Sandoval County Gross Receipts Tax Refunding Revenue Series 1992, 7.00% due    Baa1/NR       120,650
                        11/1/2007 pre-refunded 11/1/02
125,000                 Sandoval County Gross Receipts Tax Refunding Revenue Series 1992, 7.00% due    Baa1/NR       131,141
                        11/1/2008 pre-refunded 11/1/02
135,000                 Sandoval County Gross Receipts Tax Refunding Revenue Series 1992, 7.00% due    Baa1/NR       141,633
                        11/1/2009 pre-refunded 11/1/02
145,000                 Sandoval County Gross Receipts Tax Refunding Revenue Series 1992, 7.00% due    Baa1/NR       152,124
                        11/1/2010 pre-refunded 11/1/02
400,000                 Sandoval County Landfill Revenue, 5.70% due 7/15/2013                          NR/NR         393,948
840,000                 Sandoval County Revenue Refunding Series B, 5.75% due 2/1/2010                 NR/NR         870,442
800,000                 Santa Fe Community College District, 4.75% due 8/1/2007                        Aa3/NR        800,280
640,000                 Santa Fe County, 5.00% due 7/1/2007 (Insured: MBIA)                            Aaa/NR        661,498
785,000                 Santa Fe County, 5.00% due 7/1/2008 (Insured: MBIA)                            Aaa/NR        807,969
1,950,000               Santa Fe County, 7.25% due 7/1/2029 (Rancho Viejo Improvement District         NR/NR         2,015,344
                        Project)
1,000,000               Santa Fe County Correctional Systems Revenue, 5.00% due 2/1/2018 (Insured:     Aaa/AAA       994,520
                        FSA)
372,000                 Santa Fe County Office and Training Facilities Project Revenue Series 1990,    Aaa/NR        378,830
                        9.00% due 7/1/2002  (ETM)*
406,000                 Santa Fe County Office and Training Facilities Project Revenue Series 1990,    Aaa/NR        438,727
                        9.00% due 7/1/2003  (ETM)*
443,000                 Santa Fe County Office and Training Facilities Project Revenue Series 1990,    Aaa/NR        499,753
                        9.00% due 7/1/2004  (ETM)*
626,000                 Santa Fe County Office and Training Facilities Project Revenue Series 1990,    Aaa/NR        777,486
                        9.00% due 1/1/2008  (ETM)*
1,000,000               Santa Fe County Project Revenue Series A, 5.50% due 5/15/2015 (El Castillo     NR/NR         890,900
                        Retirement Project)
200,000                 Santa Fe Educational Facilities Revenue, 5.00% due 3/1/2007 (St. Johns         NR/BBB        200,512
                        College Project)
210,000                 Santa Fe Educational Facilities Revenue, 5.10% due 3/1/2008 (St. Johns         NR/BBB        209,863
                        College Project)
1,215,000               Santa Fe Educational Facilities Revenue, 5.40% due 3/1/2017 (St. Johns         NR/BBB        1,146,231
                        College Project)
1,435,000               Santa Fe Educational Facilities Revenue Improvement, 6.25% due 10/1/2026       NR/BBB-       1,393,012
                        (College Santa Fe Project)
95,000                  Santa Fe Housing Development Corporation Multi Family Revenue Refunding        A2/NR         95,586
                        Series 1993-A, 5.50% due 2/1/2004 (Villa Camino Consuelo Project)
1,900,000               Santa Fe Improvement Revenue Series 1992-A, 0% due 7/1/2002 (Insured: FGIC)    Aaa/AAA       1,889,759
1,945,000               Santa Fe Improvement Revenue Series 1992-A, 0% due 7/1/2003 (Insured: FGIC)    Aaa/AAA       1,845,902
1,945,000               Santa Fe Improvement Revenue Series 1992-A, 0% due 7/1/2004 (Insured: FGIC)    Aaa/AAA       1,721,403
1,895,000               Santa Fe Improvement Revenue Series 1992-A, 0% due 7/1/2005 (Insured: FGIC)    Aaa/AAA       1,561,954
500,000                 Santa Fe Improvement Revenue Series 1992-A, 0% due 7/1/2006 (Insured: FGIC)    Aaa/AAA       384,025
1,945,000               Santa Fe Improvement Revenue Series 1992-A, 0% due 7/1/2011 (Insured: FGIC)    Aaa/AAA       1,045,457
370,000                 Santa Fe Refuse Disposal Systems Improvement Net Revenue Series 1996-B,        A3/NR         384,056
                        5.50% due 6/1/2004
325,000                 Santa Fe Refuse Disposal Systems Revenue, 5.50% due 6/1/2003                   A3/NR         334,243
200,000                 Santa Fe Revenue Capital Appreciation Improvement, 0% due 7/1/2009 (Saint      Aaa/AAA       124,088
                        Vincent Hospital Project; Insured: FGIC)
385,000                 Santa Fe SFMR, 5.25% due 11/1/2005 (Collateralized: FNMA/GNMA)                 Aaa/NR        398,152
220,000                 Santa Fe SFMR, 5.60% due 11/1/2010 (Collateralized: FNMA/GNMA)                 Aaa/NR        225,982
295,000                 Santa Fe SFMR, 6.10% due 11/1/2011 (Collateralized: FNMA/GNMA)                 Aaa/NR        307,316
360,000                 Santa Fe SFMR, 6.20% due 11/1/2016 (Collateralized: FNMA/GNMA)                 Aaa/NR        360,997
745,000                 Santa Fe Solid Waste Management Agency Facility Revenue, 5.75% due 6/1/2004    NR/NR         774,785
760,000                 Santa Fe Solid Waste Management Agency Facility Revenue, 5.90% due 6/1/2005    NR/NR         795,811
775,000                 Santa Fe Solid Waste Management Agency Facility Revenue, 6.00% due 6/1/2006    NR/NR         814,107
875,000                 Santa Fe Solid Waste Management Facilities Revenue, 6.10% due 6/1/2007         NR/NR         919,433
195,000                 Santa Rosa Consolidated School District 8 Guadalupe & San Miguel Counties GO   Baa3/NR       195,743
                        Series 1991, 7.00% due 8/1/2003
210,000                 Santa Rosa Consolidated School District 8 Guadalupe & San Miguel Counties GO   Baa3/NR       210,800
                        Series 1991, 7.00% due 8/1/2004
260,000                 Socorro Health Facility Refunding Revenue, 6.00% due 5/1/2008 (Evangelical     Aaa/AAA       278,814
                        Lutheran Good Samaritan Project;  Insured: AMBAC)
450,000                 Taos Municipal School District Number 001 Refunding, 5.00% due 9/1/2008        Aaa/NR        469,818
                        (Insured: FSA)
330,000                 U.S. Virgin Islands Public Finance Authority Series 1992-A, 7.00% due          NR/AAA        338,712
                        10/1/2002 (ETM)*
600,000                 University of New Mexico University Revenues Series A, 6.00% due 6/1/2021      Aa3/AA        658,224
1,105,000               Villa Hermosa Multi Family Housing Revenue, 5.85% due 11/20/2016               NR/AAA        1,110,337
                        (Collateralized: GNMA)
1,385,000               Western New Mexico University System Revenue Series 1995, 7.75% due            Baa2/NR       1,523,777
                        6/15/2019 pre-refunded 6/15/04

                        TOTAL INVESTMENTS (Cost $175,410,949)                                                        $ 178,548,192

 +Credit ratings are unaudited.
*Escrowed to maturity
See notes to financial statements.


Thornburg New Mexico Intermediate Municipal Fund
Index Comparison
Compares performance of the New Mexico Intermediate Municipal Fund, the Merrill Lynch Municipal Bond (7-12 year) Index and the Consumer Price Index, June 18, 1991 to March 31, 2002. On March 31, 2002, the weighted average securities ratings of the Index and the Fund were AA and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 9.5 years and 7.1 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance.

ML Muni 7-12 yrs
 Fund A Shares
 CPI

Class A
Average Annual Total Returns (at max. offering price) (periods ended 3/31/02)
One Year:                  1.30%
Five  Years:               4.12%
From Inception (6/18/91):  5.47%

ML Muni 7-12 yrs
 Fund D Shares
 CPI

Class D
Average Annual Total Returns (at max. offering price) (periods ended 3/31/02)
One Year:                   3.11%
From Inception (6/1/99):    3.72%

Thornburg New Mexico INTERMEDIATE municipal fund a shares
Outperformed Tax-Free Money Market Funds
(unaudited)

Investors sometimes ask us to compare New Mexico Intermediate Municipal Fund to money market fund returns. These investments have certain differences, and investors in New Mexico Intermediate Municipal Fund took more risk than money market fund investors to earn their higher returns.

Return from a hypothetical $10,000
investment 3/31/92 through 3/31/02

$10,000
8,000
6,000
4,000
2,000
0

$3,104 Tax-free Money Market Fund Average

$6,604 Thornburg New Mexico Intermediate Municipal Fund (after fund expenses)

The chart above is for the Fund's Class A Shares only. See the inside front cover page for the 30-day SEC yield and the total returns at the maximum offering prices for one year, five years and since inception for each class of shares of the Fund.
Note 1: Future increases, if any, of any of these investments may bear no relationship to prior increases. Quotations for the money fund averages are based upon 30-day yield quotations for tax-exempt money funds as sourced from the "Tax-free Money Market Average CDA/Wiesenberger" for the months covered by this analysis. The increase for the Class A Shares of New Mexico Intermediate Municipal Fund is based upon the dividends paid for the months covered by this analysis, the beginning offering price at $12.54 per share and the ending NAV at $12.95 per share. These investments returned the $10,000 initial investment in addition to the amounts shown above. Note 2: This analysis does not take into account the effect, if any, caused by state and local income taxes. The portion of the increase, if any, of Intermediate Municipal Fund representing appreciation of the share price is assumed to be taxed at a 20% federal tax rate. The average money market fund increases shown above may differ from the return of a particular money market fund. It is not possible to invest in this money fund average. Note 3: Generally, money market funds seek to maintain an investment portfolio with an average maturity of 90 days or less. New Mexico Intermediate Municipal Fund invests in short-to-intermediate maturity municipal obligations. The net asset value of the money funds did not flucuate. The net asset value of the Class A Shares of THNMX did vary from time to time, and will continue to vary in the future due to the effect of changes in interest rates on the value of the investments the Fund holds. The analysis assumes that the investor received the net asset value of the shares owned, plus accrued income, at time of sale. Redemptions are made at the then current net asset value, which may give you a gain or loss when you sell your shares.
Note 4: This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. New Mexico Intermediate Municipal Fund also declares dividends daily and pays them monthly.

Notes

Thornburg New Mexico Intermediate Municipal Fund

Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

www.thornburg.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.